Revenue From Contract With Customer - Summary of changes in contract with customer assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Change in Contract with Customer, Asset [Abstract]
Beginning balance	$ 5,231
Increase resulting from new contracts	3,957
Contract assets reclassified to a receivable or collected in cash	(6,145)
Foreign currency translation	1
Ending balance	$ 3,044